RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of company's key managerial personnel

	2021	2020
Director remuneration	$233	$128
Officer & key management remuneration[1]	$2,508	$1,958
Share-based payments	$10,917	$3,268